SCHEDULE OF LOSS PER SHARE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
LOSS PER SHARE FOR BOTH CLASS A AND B ORDINARY SHARES*
Net loss	$ (30,113,504)	$ (7,446,001)	$ (9,768,372)
Weighted average shares outstanding for Class A and Class B, Basic	45,554,093	45,000,000	45,000,000
Weighted average shares outstanding for Class A and Class B, Diluted	45,554,093	45,000,000
Basic	$ (0.51)	$ (0.17)	$ (0.22)
Diluted	$ (0.51)	$ (0.17)	$ (0.22)